9. INTANGIBLE ASSETS: Schedule of Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)
Details
Intangible Assets, Gross, start of period	$ 0
Acquired assets	1,140,283
Intangible Assets, Gross, end of period	1,140,283
Intangible Assets, Accumulated Amortization, starting balance	0
Intangible Assets, Amortization over period	4,166
Intangible Assets, Accumulated Amortization, ending balance	4,166
Intangible Assets, Carrying Value, start of period	0	[1]
Intangible Assets, Carrying Value, end of period	$ 1,136,117	[1]

[1]	Note 9.